Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Profit from Operations Before Income Tax

The components of profit from operations before income tax are as follows:

	Year ended December 31,
	2015	2016	2017	2017
	Rmb	Rmb	Rmb	US$
The PRC	—	—	—	—
All other jurisdictions	4,062	613	6,545	1,006

	4,062	613	6,545	1,006

Income tax expense consists of:
	Year ended December 31,
	2015	2016	2017	2017
	Rmb	Rmb	Rmb	US$
Current	—	—	—	—
Deferred	—	—	—	—

	—	—	—	—

Schedule of Tax Impact on Deferred Tax Asset and Liability

The tax impact of temporary differences gives rise to the following deferred tax asset and liability:

	2016	2017	2017
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	19,285	19,552	3,005
Valuation allowances	(19,285)	(19,552)	(3,005)

	—	—	—

Schedule of Movement in Valuation Allowance

	2016	2017	2017
	Rmb	Rmb	US$
Current deferred tax asset:
Tax losses	19,285	19,552	3,005
Valuation allowances	(19,285)	(19,552)	(3,005)

	—	—	—

Movement in valuation allowance:

	2016	2017	2017
	Rmb	Rmb	US$
At the beginning of the year	18,484	19,285	2,964
Current year movement	801	267	41

At the end of the year	19,285	19,552	3,005

Reconciliation of Effective Income Tax Rate Based on Profit (Loss) from Operations before Income Taxes to Statutory Income Tax Rates

The reconciliation of the effective income tax rate based on profit (loss) from operations before income taxes to the statutory income tax rates in Hong Kong is as follows:

	Year ended December 31,
	2015	2016	2017
Profits tax rate in Hong Kong	16.5%	16.5%	16.5%
Permanent differences relating to non-taxable income and non-deductible expenses	(28.2%)	(27.4%)	(18%)
Change in valuation allowance	11.7%	10.9%	1.5%

Effective tax rate	—	—	—